Equity-Based Compensation - Information about Stock Option Transactions (Detail) shares in Millions	12 Months Ended
Oct. 03, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning of year | shares	23
Awards forfeited | shares	(1)
Awards granted | shares	4
Awards exercised | shares	(3)
Outstanding at end of year | shares	23
Exercisable at end of year | shares	13
Weighted Average Exercise Price
Outstanding at beginning of year | $ / shares	$ 90.05
Awards forfeited | $ / shares	127.94
Awards granted | $ / shares	147.04
Awards exercised | $ / shares	80.17
Outstanding at end of year | $ / shares	101.41
Exercisable at end of year | $ / shares	$ 84.50